Long-Term Debt - Interest Expense Related to Long-Term Debt and Cash Interests Payments on Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Interest expense	$ 33,652		$ 33,331		$ 133,599		$ 133,644		$ 124,895
Cash interest paid	66,271		62,496		129,467		113,334		115,651
Debt issuance cost amortization	1,394	[1]	1,372	[1]	5,398	[2]	5,317	[2]	5,396	[2]
VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Interest expense	34,031		33,140		134,527		126,486		120,861
Cash interest paid	66,650		62,723		130,830		114,849		117,043
Debt issuance cost amortization	$ 1,394	[1]	$ 1,342	[1]	$ 5,368	[2]	$ 4,957	[2]	$ 5,036	[2]

[1]	Amortization of debt issuance cost is included in interest expense.
[2]	(1) Amortization of debt issuance cost is included in interest expense.